Shareholders' Equity	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Shareholders' Equity

12. Shareholders’ Equity

Capital structure

Following the completion of our IPO as discussed in Note 1–Organization and Purpose, we have two classes of voting shares: Class A ordinary shares and Class B ordinary shares, each of which has one vote per ordinary share. The Class A ordinary shares and Class B ordinary shares vote together as a single class on all matters submitted to a vote of shareholders, except as otherwise required by applicable law. Our Class B ordinary shares are not publicly traded and holders of Class B ordinary shares only have limited rights to receive a distribution equal to their nominal value upon a liquidation, dissolution or winding up of the Company.

The holders of Class A ordinary shares are entitled to receive dividends subject to approval by the Board of Directors. The holders of Class B shares do not have any rights to receive dividends; however, the RP Holdings Class B Interests are entitled to dividends and distributions from RP Holdings. As of March 31, 2021, we have outstanding 392,857 thousand Class A ordinary shares and 214,255 thousand Class B ordinary shares.

The RP Holdings Class B Interests are exchangeable on a one-for-one basis for our Class A ordinary shares pursuant to an exchange agreement entered into by us, RP Holdings, the Continuing Investors Partnerships, RPI International Partners 2019, LP and EPA Holdings (the “Exchange Agreement”) that governs the exchange of RP Holdings Class B Interests held by the Continuing Investors Partnerships for Class A ordinary shares. Pursuant to the Exchange Agreement, the Continuing Investors Partnerships have the ability to exchange their RP Holdings Class B interests for Class A ordinary shares on a quarterly basis. Each such exchange also results in the re-designation of the same number of our Class B ordinary shares as deferred shares. As of March 31, 2021, we have outstanding deferred shares of 321,128 thousand.

In addition, we have in issue 50 thousand Class R redeemable shares, which do not entitle the holder to voting or dividend rights. The purpose of the Class R redeemable shares was to ensure Royalty Pharma Limited had sufficient sterling denominated share capital at the time it was re-registered as a public limited company to Royalty Pharma plc, as required by the U.K. Companies Act. The Class R redeemable shares may be redeemed at our option in the future. Any such redemption would be at the nominal value of £1 each.

Non-controlling interests

Prior to the Exchange Offer Transactions in February 2020, the only non-controlling interest related to RPSFT, for which the related movements are presented in the historical statements of shareholders’ equity. The net change in the balance of our four non-controlling interests for the three months ended March 31, 2021 and 2020 are as follows (in thousands):

	RPSFT	Legacy Investors Partnerships	Continuing Investors Partnerships (1)	EPA Holdings	Total
December 31, 2020	$12,436	$1,939,509	$3,125,091	$—	$5,077,036
Contributions	—	3,253	—	—	3,253
Distributions	(13,653)	(94,542)	(37,183)	—	(145,378)
Net income	15,058	36,257	38,545	—	89,860
Other exchanges	—	—	(65,072)	—	(65,072)
Other comprehensive income:
Unrealized gain on available for sale debt securities	—	901	1,512	—	2,413
Reclassification of unrealized gain on available for sale debt securities	—	(2,723)	(4,571)	—	(7,294)

March 31, 2021	$13,841	$1,882,655	$3,058,322	$—	$4,954,818

(1)

Related to the Continuing Investors Partnerships’ ownership as of March 31, 2021 of approximately 35% in RP Holdings through their ownership of the RP Holdings Class B Interests. Royalty Pharma plc owns the remaining 65% of RP Holdings through its ownership of RP Holdings Class A Interests and Class B Interests as of March 31, 2021.

	RPSFT	Legacy Investors Partnerships	Total
December 31, 2019	$35,883	$—	$35,883
Contributions	—	1,133,629	1,133,629
Transfer of interests	—	1,037,161	1,037,161
Distributions	(29,246)	(222,180)	(251,426)
Net income	24,926	12,930	37,856
Other comprehensive income:
Unrealized gain on available for sale debt securities	—	9,672	9,672

March 31, 2020	$31,563	$1,971,212	$2,002,775

RP Holdings Class C Special Interest held by EPA Holdings

EPA Holdings is entitled to Equity Performance Awards (as defined below) through its RP Holdings Class C Special Interest based on our performance, as determined on a portfolio-by-portfolio basis. Investments made during each two-year period will be grouped together as separate portfolios (each, a “Portfolio”). Subject to certain conditions, at the end of each fiscal quarter, EPA Holdings is entitled to a distribution from RP Holdings in respect of each Portfolio equal to 20% of the Net Economic Profit (defined as the aggregate cash receipts for all new portfolio investments in such Portfolio less Total Expenses (defined as interest expense, operating expense and recovery of acquisition cost in respect of such Portfolio)) for such Portfolio for the applicable measuring period (the “Equity Performance Awards”). The Equity Performance Awards will be allocated and paid by RP Holdings to EPA Holdings as the holder of the RP Holdings Class C Special Interest. The Equity Performance Awards will be payable in RP Holdings Class B Interests for which we will issue the same number of Class B ordinary shares, which may be subsequently exchanged for our Class A ordinary shares. We do not currently expect any material Equity Performance Awards to be payable until the mid to late 2020s.

Dividends

We declared and paid one quarterly cash dividend for an aggregate amount of $66.0 million, or $0.17 per share during the three months ended March 31, 2021 to holders of our Class A ordinary shares. We did not have any Class A ordinary shares outstanding in the three months ended March 31, 2020. Future dividends are subject to declaration by the board of directors.

2020 Independent Directors Equity Incentive Plan

On June 15, 2020, our 2020 Independent Director Equity Incentive Plan was approved and became effective, whereby 800 thousand Class A ordinary shares have been reserved for future issuance to our independent directors.

RSU activity and share-based compensation

We grant RSUs to independent directors under the 2020 Independent Director Equity Incentive Plan. Share-based compensation expense is recognized based on estimated fair value of the award on the grant date and amortized on a straight-line basis over the requisite service period of generally one year. We recognized share-based compensation of approximately $0.9 million for the three months ended March 31, 2021, which is recorded as part of General and administrative expenses in the condensed consolidated statement of comprehensive income.

There were no share-based awards or related share-based compensation in periods prior to the IPO.

12. Shareholders’ Equity

Capital structure

Following the completion of our IPO as discussed in Note 1-Organization and Purpose, there have been no material changes in our capital structure, except for the secondary offering that was completed in October 2020, whereby 17,343 thousand of our Class A ordinary shares were offered for sale by certain of the Continuing Investors (the “Selling Shareholders”) at a price of $42.00 per share. We did not receive any proceeds from or pay any underwriting costs associated with the sale of Class A ordinary shares offered by the Selling Shareholders. The shares sold in the offering consisted of (i) 4,137 thousand existing Class A ordinary shares held by the Continuing Investor Partnerships and (ii) 13,206 thousand newly-issued Class A ordinary shares issued in connection with the redemption of 13,206 thousand RP Holdings Class B Interests by the Continuing Investors Partnerships that participated in the secondary offering. As of December 31, 2020, we have outstanding 388,135 thousand Class A ordinary shares and 218,976 thousand Class B ordinary shares.

In addition, we have in issue 50 thousand Class R redeemable shares, which do not entitle the holder to voting or dividend rights. The purpose of the Class R redeemable shares was to ensure Royalty Pharma Limited had sufficient sterling denominated share capital at the time it was re-registered as a public limited company to Royalty Pharma plc, as required by the U.K. Companies Act. The Class R redeemable shares may be redeemed at the Company’s option in the future. Any such redemption would be at the nominal value of £1 each.

The RP Holdings Class B Interests are exchangeable on a one-for-one basis for our Class A ordinary shares pursuant to an Exchange Agreement entered into by us, RP Holdings, the Continuing Investors Partnerships, RPI International Partners 2019, LP and EPA Holdings that governs the exchange of RP Holdings Class B Interests held by the Continuing Investors Partnerships for Class A ordinary shares. Each such exchange also results in the re-designation of the same number of our Class B ordinary shares as deferred shares. As of December 31, 2020, we have outstanding deferred shares of 316,407 thousand.

Non-controlling interests

Prior to the Exchange Offer Transactions in February 2020, the only non-controlling interest related to RPSFT, for which the related movements are presented in the historical statements of shareholders’ equity. The net change in the balance of our four non-controlling interests for the year ended December 31, 2020 is as follows (in thousands):

	RPSFT	Legacy Investors Partnerships	Continuing Investors Partnerships (1)	EPA Holdings	Total
December 31, 2019	$35,883	$—	$—	$—	$35,883
Contributions	—	1,165,258	9,418	—	1,174,676
Transfer of interests	—	1,037,161	—	—	1,037,161
Distributions	(112,339)	(594,592)	(85,426)	—	(792,357)
Net income prior to IPO	42,151	102,892	—	—	145,043
Effect of exchange by Continuing Investors of Class B shares for Class A ordinary shares and reallocation of historical equity	—	(750)	2,433,848	—	2,433,098
Issuance of Class A ordinary shares sold in IPO, net of offering costs	—	—	758,354	—	758,354
Other exchanges	—	—	(309,566)		(309,566)
Net income subsequent to IPO	46,741	218,137	316,993	—	581,871
Other comprehensive income:
Unrealized gain on available for sale debt securities	—	15,015	7,488	—	22,503
Reclassification of unrealized gain on available for sale debt securities	—	(3,612)	(6,018)	—	(9,630)

December 31, 2020	$12,436	$1,939,509	$3,125,091	$—	$5,077,036

(1)

Related to the Continuing Investors Partnerships’ ownership of approximately 36% in RP Holdings through their ownership of the RP Holdings Class B Interests as of December 31, 2020. Royalty Pharma plc owns the remaining 64% of RP Holdings through its ownership of RP Holdings Class A and Class B Interests as of December 31, 2020.

RP Holdings Class C Special Interest held by EPA Holdings

EPA Holdings is entitled to Equity Performance Awards (as defined below) through its RP Holdings Class C Special Interest based on our performance, as determined on a portfolio-by-portfolio basis. Investments made during each two-year period will be grouped together as separate portfolios (each, a “Portfolio”). Subject to certain conditions, at the end of each fiscal quarter, EPA Holdings is entitled to a distribution from RP Holdings in respect of each Portfolio equal to 20% of the Net Economic Profit (defined as the aggregate cash receipts for all new portfolio investments in such Portfolio less Total Expenses (defined as interest expense, operating expense and recovery of acquisition cost in respect of such Portfolio)) for such Portfolio for the applicable measuring period (the “Equity Performance Awards”). The Equity Performance Awards will be allocated and paid by RP Holdings to EPA Holdings as the holder of the RP Holdings Class C Special Interest. The Equity Performance Awards will be payable in RP Holdings Class B Interests for which we will issue the same number of Class B ordinary shares, which will be subsequently exchanged for our Class A ordinary shares. We do not currently expect any material Equity Performance Awards to be payable until the mid to late 2020s.

Dividends

The holders of Class A ordinary shares are entitled to receive ratably such dividends, if any, as may be approved from time to time by the Board of Directors. Subsequent to our IPO, we declared and paid two quarterly cash dividends for an aggregate amount of $112.5 million, or $0.15 per share during the year ended December 31, 2020 to holders of our Class A ordinary shares. Future dividends are subject to declaration by the Board of Directors.

2020 Independent Director Equity Incentive Plan

Our 2020 Independent Director Equity Incentive Plan was approved and became effective on June 15, 2020 whereby 800 thousand Class A ordinary shares were reserved for future issuance to our independent directors. As of December 31, 2020, approximately 675 thousand shares remain reserved for future issuance under the Equity Incentive Plan.

RSU activity and share-based compensation

We grant RSUs to our independent directors under the 2020 Independent Director Equity Incentive Plan. Share-based compensation expense is recognized based on estimated fair value of the award on the grant date and amortized on a straight-line basis over the requisite service period of generally one year. The estimated fair value of RSUs is based on the closing price of our Class A ordinary shares on the grant date. During the year ended December 31, 2020, we granted approximately 125 thousand RSUs, of which approximately 71 thousand RSUs were vested. No RSUs were cancelled or forfeited during the year.

We recognized share-based compensation of approximately $5.7 million for the year ended December 31, 2020, which is recorded as part of General and administrative expenses in the consolidated statement of comprehensive income. As of December 31, 2020, the total unrecognized share-based compensation expense related to total outstanding RSUs was less than $1.0 million, which we expect to recognize in the next six months.

In periods prior to the IPO, we did not have share-based awards or related share-based compensation.